Shareholders' Equity (Information About Nonvested Options) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Options, beginning balance	821,804
Options, Granted	134,010
Options, Vested
Options, Forfeited	(156,124)
Options, ending balance	799,690
Weighted average fair value, beginning balance	$ 2.03
Weighted average grant- date fair value, Granted	$ 0.81
Weighted average grant- date fair value, Vested	$ 0.0
Weighted average grant- date fair value, Forfeited	$ 2.19
Weighted average fair value, ending balance	$ 1.8